Share-Based Payments	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-Based Payments

13. SHARE-BASED PAYMENTS

On October 22, 2020, the Company’s shareholders, in an extraordinary general meeting, approved the 2020 Stock Incentive Plan (“the Plan”). Under the Plan, employees, officers, directors, consultants and advisors, on the grant date are eligible to purchase share warrants or receive share options, which can be in the form of incentive stock options and nonstatutory stock options. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither right to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry. The number of options granted, and the exercise price of the options is fixed by the Board of Directors of the Company.

According to the Plan, awards may be made for up to 1,500,000 shares of the Company’s shares of common stock. If any award expires or is terminated, surrendered, or canceled without having been fully exercised or is forfeited in whole or in part, or results in any common stock not being issued, the unused common stock covered by such award shall again be available for the grant of awards under the Plan.

In 2021, the Board granted 4,186,770 stock options with a weighted average exercise price of $8.18 per share. In 2020, the Board granted 495,000 stock options and 250,000 warrants with a weighted average exercise price of $3.52 per share.

The number of awards outstanding as at December 31, 2021, is as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as at January 1, 2021	745,000	3.52
Granted	4,186,770	8.18
Forfeited	(20,000)	(3.52)
Awards outstanding as at December 31, 2021	4,911,770	7.49

The number of awards outstanding as at December 31, 2020, is as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as at January 1, 2020	—	—
Granted	745,000	3.52
Awards outstanding as at December 31, 2020	745,000	3.52

In December 2020, an investor in the Company nominated several Board members to purchase shares in the Company at an exercise price of $3.04 per share pursuant to its subscription rights that replaced a warrant to purchase the Company’s ordinary shares issued in connection with the Company financing during 2019 (see Note 10). An aggregate of 46,428 ordinary shares were purchased pursuant to this arrangement. The Company recognized an aggregate compensation expense of $66 based on the difference between the purchase price of the shares and the deemed fair value of the Company’s ordinary stock on the purchase date.

Determination of Fair Value of Options and Warrants

In July 2021, the Company granted options for 4,056,770 shares subject to performance vesting under the Founders' Award. Each option is divided in twelve tranches subject to different market capitalization thresholds. Holders are required to hold the shares for a period of three years ("holding period") after the exercise date. The share options tranches were valued individually using Monte Carlo simulations with the main input data being volatility of 55%, risk free rate of 1.24%, holding restriction discount of 20% and expected weighted average time to vest is 6.62 years. The exercise price for each tranche is $8.00 per share. The weighted average fair value was determined at $1.92 per share as at measurement date. As of December 31, 2021 the performance conditions were not achieved for any of the tranches.

In September 2021, the Company granted options to an employee for 10,000 shares subject to continuous employment during the vesting period. The option was valued using Black-Scholes model with the main input data being volatility of 55%, risk free rate of 0.94%, and expected weighted average time to vest is 6.1 years. The exercise price and share price are $12.91 per share.

In November 2021, the Company granted options to certain employees for 120,000 shares subject to continuous employment during the vesting period. The options were valued using Black-Scholes model with the main input data being volatility of 55%, risk free rates of 1.19% and 1.23%, and expected weighted average time to vest is 4.6 years. The exercise price and share price were between $14.61 and $14.71 per share.

As of December 31, 2020, one of the warrants provides for contingent net settlement in cash as a forward instrument, with the net settlement price based on a formula, in the event of termination of the holder’s employment within a stated period. This warrant was considered to be cash-settled and was liability-classified. The fair value of this warrant was determined at each statement of financial position date, with fair value recognized over the expected service period and changes recognized in profit and loss, using the Black-Scholes option pricing model. The fair value per share for this warrant as of December 31, 2020 of EUR 0.67 was determined using the Black-Scholes model with the main data inputs being volatility of 55%, an expected life of 3.89 years and an annual risk-free interest rate of 0.17%. The exercise price for this warrant is EUR 3.01 per share. The remaining inputs are consistent with the below option table for 2020.

In June 2021, the liability-classified warrant issued in November 2020 was modified to additionally allow net-share settlement in the event of the holder’s employment termination. The Company has the right to choose between settlement on a net-share or net-cash basis. Accordingly, effective in June 2021, the warrant qualified for recognition as an equity instrument. The carrying value of the warrant liability of $869 was reclassified as equity at the modification date.

As of the modification date, the fair value per share for these warrants of EUR 3.66 ($4.43) was determined using the Black-Scholes model with the main data inputs being volatility of 60%, an expected life of 3.4 years and an annual risk-free interest rate of 0.51%. The exercise price for these warrants is EUR 3.01 ($3.65) per share and the share price was EUR 7.13 ($8.64) per share.

Weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of other options and warrants granted during the year ended December 31 are as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020
Exercise price, USD	8.18	3.52
Share price, USD	8.18	4.22
Risk free interest rate	1.20%	0.41%
Expected volatility	55%	55%
Expected option term	6.56 years	5.16 years
Dividend yield	0%	0%

Expected volatility is based on historical volatility of comparable companies. As of December 31, 2021 and 2020, the weighted average remaining contractual life for options and warrants issued as share based payments was 8.98 and 6.96 years, respectively. The range of exercise prices for options and warrants issued as share based payments was $8.00 to $14.71 per share and $3.52 to EUR 3.01 per share as of December 31, 2021 and 2020, respectively.

Share-based Payment Expense

	YEAR ENDED DECEMBER 31,
	2021	2020
Equity classified share options and warrants expense	1,286	232
Liability classified warrants' expense	709	139
Share-based payment expense	1,995	371

Share-based Payment Reserve

	YEAR ENDED DECEMBER 31,
	2021	2020
Balance at January 1	220	—
Forfeiture and reclass to Other Reserves	(8)	—
Modification of warrant accounting	151	—
Expense for year	2,003	371
Liability classified warrants	—	(151)
Share-based payment reserve at December 31	2,366	220

Share-based payment reserve is included within the share option and warrants reserve (see Note 12).